LONG-TERM PREPAYMENTS AND DEPOSITS	12 Months Ended
Dec. 31, 2013
LONG-TERM PREPAYMENTS AND DEPOSITS
LONG-TERM PREPAYMENTS AND DEPOSITS

11.                               LONG-TERM PREPAYMENTS AND DEPOSITS

Long term prepayments and deposits consist of the following:

	December 31,
	2012	2013
Prepayments for acquisition of fixed assets	$722,036	$1,082,391
Other deposits	14,345,274	14,946,452
Other long-term prepayments	2,469,295	2,790,640
	$17,536,605	$18,819,483

Other deposits mainly represent deposits for concession contracts.